UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21024

Active Assets Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	December 31, 2016

Item 1 - Report to Shareholders

Trustees

Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent, Chair of the Board
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2017 Morgan Stanley

AISSAN
1701114 EXP 02.28.18

INVESTMENT MANAGEMENT

Active Assets Government Trust

Semi-Annual Report

December 31, 2016

Active Assets Government Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	8
Portfolio of Investments	9
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Notes to Financial Statements	20
Financial Highlights	28
Privacy Notice	29

Welcome Shareholder,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Active Assets Government Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Report (unaudited)

For the six months ended December 31, 2016

Market Conditions

In the third quarter of 2016, the U.S. economy continued its positive momentum, with non-farm payrolls averaging 212,000 through September, compared to 171,000 through the first half of the year.(i) Economists focused on the fact that both the size of the labor force and the number of people employed rose substantially. The uptick in the jobless rate to 4.9 percent was caused by the labor market growing faster than the number of employed. U.S. jobs continued to produce positive results in the fourth quarter, averaging 165,000 through December. The jobless rate in November, at 4.6 percent, reached its lowest level since August 2007. As the labor force continued to grow heading into year-end, the unemployment rate ticked up slightly to 4.7 percent as of December.

In July 2016, markets managed to stabilize from the turbulence following the Brexit vote in the prior month. The July 2016 Federal Open Market Committee ("FOMC" or "Committee") meeting went fairly in line with market expectations, with no changes to policy and rates. The tone of the meeting was hawkish, with the Federal Reserve ("Fed") saying that "near-term risks to the economic outlook have diminished." The Committee repeated that it expects conditions will evolve in a manner that warrants a gradual increase in the federal funds rate.

With no FOMC meeting taking place in August, market participants were focused on the annual Jackson Hole summit, which was highlighted by comments from the Federal Reserve Chair, Janet Yellen. "In light of the continued solid performance of the labor market and our outlook for economic activity and inflation, I believe the case for an increase in the federal funds rate has strengthened in recent months," she said in the text of the speech to central bankers and economists. These remarks left open the possibility of an interest-rate hike in September. As a result of the interpreted hawkish comments, bonds fell while the dollar rose.

At the September 2016 FOMC meeting, however, the Committee left the target range for the federal funds rate unchanged without a hike, citing that the risks to the economic outlook remained balanced, and although the case for an increase in policy rates had strengthened, the Committee decided to wait for further progress toward its objectives. The non-hike appeared to be a very close call, as three Committee members dissented against the decision. However, there was a material split in the Committee, as three other members called for no further rate increases for the remainder of the year, blurring the expectations of an additional rate hike before year-end.

On October 14, 2016, the long-awaited implementation of the revised SEC Rule 2a-7 took effect. Sweeping changes included the mandatory adoption of trigger-based redemption fees and liquidity gates for prime and tax-exempt funds, along with the conversion to floating net asset value. Government and treasury funds were largely unchanged. Money market fund managers adopted a defensive approach leading up to the reform date, shortening their maturities and increasing liquidity. This caused a shift in the supply/demand equilibrium for credit products, causing a technical imbalance that

(i)  Source for all employment data: Bureau of Labor Statistics resulted in a sharp rise for both 3- and 6-month Libor rates. Three-month Libor closed at 0.88% as of October 14, 2016, up over 20 basis points from the start of the third quarter, while 6-month Libor closed at 1.26%, up over 30 basis points from the start of the quarter.(ii) As expected, money market participants shifted over $1 trillion from prime funds into government funds, for the year ended October 31, 2016.(iii)

November 2016 saw two major events. On November 8, 2016, the United States held Presidential elections, with Republican candidate Donald Trump defeating Democratic candidate Hillary Clinton. Trump was viewed as a more hawkish candidate, and the U.S. Treasury market reacted accordingly, sending yields higher across the curve. On November 11, 2016, Fed Chair Yellen testified before the Joint Economic Committee in Congress. She signaled that the U.S. central bank was getting closer to lifting interest rates, as the economy continued to create jobs at a healthy rate while inflation inched higher. She warned of the risks of waiting too long before raising rates. In the weeks following her testimony, the market-implied odds of a rate hike, at the December 2016 FOMC meeting, reached 100 percent.

In a unanimous decision, the FOMC raised interest rates for the first time in 2016 at its December meeting, citing strengthening labor markets and increased inflation expectations. The move brought the target for the federal funds rate to a range of 0.5 percent to 0.75 percent. The projections showed that central bankers expected three quarter-point rate increases in 2017, up from the two previously forecasted in September. Following the rate hike on December 14, 2016, the Federal Reserve Bank of New

York made adjustments to the overnight fixed-rate reverse repurchase (or RRP) facility, increasing the offering rate from 25 basis points to 50 basis points, while maintaining a counterparty limit of $30 billion per day.

Performance Analysis

As of December 31, 2016, Active Assets Government Trust had net assets of approximately $5.5 billion and an average portfolio maturity of 41 days. For the six-month period ended December 31, 2016, the Fund provided a total return of 0.16 percent. For the seven-day period ended December 31, 2016, the Fund provided an effective annualized yield of 0.47 percent and a current yield of 0.47 percent, while its 30-day moving average yield for December was 0.40 percent. Yield quotations more closely reflect the current earnings of the Fund. Past performance is no guarantee of future results.

During the time period, we continued to focus on maintaining liquidity and positioning the Fund for a potentially higher rate environment in 2017. As Treasury yields moved much higher in November 2016 after the U.S. elections, we purchased fixed-rate Treasuries between 6-month and 8-month tenors and agency floating-rate notes that cheapened notably. We continued to buy investments that offer a competitive return while maintaining a large portion of the Fund in short-term repurchase agreements.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that

(ii)  Source: Intercontinental Exchange and Bloomberg L.P.

(iii)  Source: iMoneynet, an Informa business

securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/16
Repurchase Agreements	52.3%
U.S. Agency Securities	39.3
U.S. Treasury Securities	8.4
MATURITY SCHEDULE as of 12/31/16
1 - 30 Days	59.8%
31 - 60 Days	13.1
61 - 90 Days	13.0
91 - 120 Days	3.0
121 + Days	11.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition and maturity schedule are stated as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund has adopted a policy to invest all of its assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities in order to qualify as a "government money market fund" under federal regulations. The Fund also has a policy to invest at least 80 percent of its assets in high quality, short-term U.S. government securities. In selecting investments, the Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to maintain the Fund's share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities issued by agencies or instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities issued by agencies or instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations; and securities issued by agencies or instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. In addition, the Fund may invest in repurchase agreements that are collateralized fully by cash and/or government securities.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference room of the SEC, 100 F Street, NE, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees, administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/16 – 12/31/16.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
Class S(2)	07/01/16	12/31/16	07/01/16 – 12/31/16
Actual (0.16% return)	$1,000.00	$1,001.57	$0.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.66	$0.82

  (1)  Expenses are equal to the Fund's annualized expense ratio of 0.16% multiplied by the average account value over the period, multiplied by 186**/365 (to reflect the one-half year period).

    Refer to Note 5 in the Notes To financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period.

  (2)  Effective September 29, 2016, the existing class was re-designated as Class S shares.

  **  Adjusted to reflect non-business day accruals.

Active Assets Government Trust

Portfolio of Investments  ■  December 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (52.3%)
$9,000	ABN Amro Securities LLC, (Interest in $950,000,000 joint repurchase agreement, dated 12/30/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $950,053,833 on 01/03/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S.Government agency securities and U.S. Government obligations with various maturities to 01/01/47; valued at $978,124,041)	0.51%		01/03/17	$9,000,000
50,000	Bank of Montreal, (dated 12/14/16; proceeds $50,052,708; fully collateralized by various U.S. Government obligations, 1.00% - 2.75% due 05/31/18 - 08/15/25; valued at $51,078,497) (Demand 01/06/17)	0.55	(a)	02/21/17	50,000,000
45,000	Bank of Nova Scotia, (dated 12/28/16; proceeds $45,063,245; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 11/01/26 - 01/01/47; valued at $46,350,000) (Demand 01/06/17)	0.56	(a)	02/27/17	45,000,000
20,000	Bank of Nova Scotia, (dated 12/30/16; proceeds $20,028,500; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 11/01/26 - 07/01/46; valued at $20,600,000) (Demand 01/06/17)	0.57	(a)	01/30/17	20,000,000

See Notes to Financial Statements

Active Assets Government Trust

Portfolio of Investments  ■  December 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
$75,000	Bank of Nova Scotia, (dated 12/05/16; proceeds $75,474,275; fully collateralized by various U.S. Government agency securities, 2.50% - 4.50% due 03/01/27 - 07/01/46; valued at $77,338,536)	0.62%	01/05/17	$75,000,000
480,000	BNY Mellon Capital Markets, (dated 12/30/16; proceeds $480,027,733; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 01/24/17 - 12/20/46 and U.S. Government obligations, 0.00% - 5.38% due 01/26/17 - 05/15/43; valued at $493,379,653)	0.52	01/03/17	480,000,000
51,000	Credit Agricole Corp., (Interest in $300,000,000 joint repurchase agreement, dated 12/30/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $300,017,333 on 01/03/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 01/15/21; valued at $306,254,536)	0.52	01/03/17	51,000,000
40,000	ING Financial Markets LLC, (dated 09/22/16; proceeds $40,062,778; fully collateralized by various U.S. Government agency securities, 3.50% due 12/01/42 - 01/01/43; valued at $41,202,188)	0.50	01/13/17	40,000,000

See Notes to Financial Statements

Active Assets Government Trust

Portfolio of Investments  ■  December 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
$39,000	ING Financial Markets LLC, (dated 12/30/16; proceeds $39,002,167; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 05/01/28 - 12/01/46; valued at $40,172,846)	0.50%	01/03/17	$39,000,000
125,000	Mizuho Securities USA, Inc., (dated 12/29/16; proceeds $125,013,125; fully collateralized by various U.S. Government agency securities, 4.00% - 4.50% due 01/20/46 - 01/01/47; valued at $128,748,172)	0.54	01/05/17	125,000,000
360,000	Nomura Securities, (dated 12/30/16; proceeds $360,020,000; fully collateralized by various U.S. Government obligations, 0.00% - 7.13% due 01/05/17 - 05/15/46; valued at $367,293,184)	0.50	01/03/17	360,000,000
118,000	Nomura Securities, (dated 12/30/16; proceeds $118,006,687; fully collateralized by various U.S. Government agency securities, 1.25% - 8.00% due 10/02/19 - 12/01/46 and U.S. Government obligations, 2.00% - 4.25% due 07/31/22 - 05/15/39; valued at $121,344,279)	0.51	01/03/17	118,000,000
250,000	Pershing LLC, (dated 12/28/16; proceeds $250,028,194; fully collateralized by various U.S. Government agency securities, 0.00% - 11.50% due 01/01/17 - 11/20/66 and U.S. Government obligations, 0.00% - 8.13% due 02/16/17 - 08/15/46; valued at $257,069,886)	0.58	01/04/17	250,000,000

See Notes to Financial Statements

Active Assets Government Trust

Portfolio of Investments  ■  December 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$95,000	RBC Capital Markets LLC, (dated 12/15/16; proceeds $95,146,933; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 12/01/19 - 12/01/46; valued at $97,827,818) (Demand 01/06/17)	0.58	(a)%	03/21/17	$95,000,000
160,000	RBC Capital Markets LLC, (dated 12/16/16; proceeds $160,213,956; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 04/01/27 - 11/15/56; valued at $164,768,694) (Demand 01/06/17)	0.58	(a)	03/09/17	160,000,000
720,000	RBS Securities, Inc., (dated 12/30/16; proceeds $720,039,200; fully collateralized by various U.S. Government obligations, 0.63% - 2.38% due 04/30/18 - 08/15/24; valued at $734,400,094)	0.49		01/03/17	720,000,000
5,000	Wells Fargo Bank NA, (dated 09/15/16; proceeds $5,014,661; fully collateralized by a U.S. Government obligation, 1.88% due 05/31/22; valued at $5,100,094)	0.58		03/16/17	5,000,000
15,000	Wells Fargo Bank NA, (dated 09/08/16; proceeds $15,045,750; fully collateralized by various U.S. Government obligations, 0.88% - 3.00% due 11/30/17 - 11/15/45; valued at $15,257,936)	0.60		03/10/17	15,000,000

See Notes to Financial Statements

Active Assets Government Trust

Portfolio of Investments  ■  December 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
$20,000	Wells Fargo Bank NA, (dated 12/07/16; proceeds $20,068,611; fully collateralized by various U.S. Government obligations, 1.25% - 8.13% due 11/30/19 - 11/15/45; valued at $20,403,680)	0.65%	06/15/17	$20,000,000
85,000	Wells Fargo Securities LLC, (dated 12/15/16; proceeds $85,036,290; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 09/01/23 - 08/01/46; valued at $87,590,411)	0.53	01/13/17	85,000,000
30,000	Wells Fargo Securities LLC, (dated 12/27/16; proceeds $30,003,150; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 01/01/20 - 07/01/46; valued at $30,926,742)	0.54	01/03/17	30,000,000
15,000	Wells Fargo Securities LLC, (dated 12/16/16; proceeds $15,022,371; fully collateralized by a U.S. Government agency security, 3.00% due 12/01/31; valued at $15,436,296)	0.59	03/17/17	15,000,000
75,000	Wells Fargo Securities LLC, (dated 12/13/16; proceeds $75,120,125; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 07/01/21 - 11/01/46; valued at $77,254,554)	0.62	03/16/17	75,000,000
	Total Repurchase Agreements (Cost $2,882,000,000)			2,882,000,000

See Notes to Financial Statements

Active Assets Government Trust

Portfolio of Investments  ■  December 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (39.2%)
	Federal Farm Credit Bank
$25,000		0.44%		—	01/10/17	$24,997,861
10,000		0.46		—	02/02/17	9,996,167
15,000		0.66	(a)	01/05/17	07/05/18	14,999,955
15,000		0.72	(a)	01/10/17	08/10/17	14,998,651
14,000		0.73	(a)	01/25/17	10/25/17	14,007,902
5,000		0.75	(a)	01/20/17	02/20/18	5,000,000
10,000		0.78	(a)	01/26/17	07/26/17	9,999,429
20,000		0.78	(a)	01/28/17	08/28/17	19,998,675
36,265		0.79	(a)	01/26/17	04/26/17	36,287,585
54,705		0.79	(a)	01/17/17	04/17/17	54,727,194
20,000		0.79	(a)	01/29/17	05/29/18	20,000,000
10,000		0.80		—	06/05/17	10,003,817
15,000		0.81	(a)	01/27/17	02/27/17	15,000,804
65,000		0.87	(a)	01/29/17	08/29/18	65,000,000
23,000		0.91		—	03/30/17	22,999,137
	Federal Home Loan Bank
20,000		0.51		—	03/22/17	19,977,900
60,000		0.54		—	03/10/17	59,941,150
165,000		0.55		—	04/10/17	164,755,479
12,000		0.56		—	03/13/17	11,987,120
32,000		0.56		—	03/15/17	31,964,595
15,000		0.60		—	06/01/17	14,962,750
10,000		0.62	(a)	01/08/17	03/08/18	9,999,845
10,000		0.63	(a)	02/25/17	05/25/17	10,000,000
15,000		0.63		—	05/12/17	14,966,138
20,000		0.64	(a)	02/23/17	05/23/17	20,000,000
50,000		0.64	(a)	01/09/17	06/09/17	50,000,000
16,000		0.65		—	05/17/17	15,962,182
15,000		0.65		—	05/19/17	14,964,017
15,000		0.66		—	05/23/17	14,962,083
17,000		0.66	(a)	01/08/17	12/08/17	17,010,612
30,000		0.67	(a)	01/19/17	05/19/17	30,000,000
15,000		0.67	(a)	03/22/17	06/22/17	15,000,000
20,000		0.67	(a)	01/07/17	03/07/17	20,000,000
30,000		0.67		—	06/20/17	29,906,200
15,000		0.68	(a)	01/07/17	07/07/17	15,000,000
25,000		0.69	(a)	02/24/17	08/24/17	25,000,000
25,000		0.69	(a)	02/25/17	08/25/17	25,000,000

See Notes to Financial Statements

Active Assets Government Trust

Portfolio of Investments  ■  December 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)	ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
$15,000	0.69%		—	06/15/17	$14,953,817
50,000	0.69	(a)	01/21/17	08/21/17	50,000,000
22,500	0.70	(a)	01/06/17	09/06/17	22,501,579
15,000	0.70	(a)	01/22/17	08/22/17	15,000,000
15,000	0.71	(a)	02/23/17	02/23/18	15,000,000
10,000	0.72		—	02/09/17	10,000,000
15,000	0.72	(a)	02/25/17	02/23/18	15,000,000
20,645	0.72		—	06/21/17	20,671,985
30,000	0.73	(a)	02/28/17	02/28/18	30,000,000
20,000	0.73	(a)	01/18/17	08/18/17	20,000,000
25,000	0.74	(a)	02/24/17	11/24/17	25,000,000
50,000	0.74	(a)	01/05/17	02/05/18	50,000,000
20,000	0.74	(a)	01/17/17	03/17/17	19,999,392
20,000	0.74	(a)	01/28/17	08/28/17	20,000,000
30,000	0.74	(a)	02/12/17	02/12/18	30,000,000
20,000	0.74	(a)	02/24/17	11/24/17	20,000,000
10,000	0.75		—	02/03/17	10,001,251
9,000	0.75		—	02/10/17	8,999,851
40,000	0.75		—	02/14/17	39,999,268
10,000	0.76		—	02/23/17	10,002,613
55,000	0.76	(a)	02/16/17	02/16/18	55,000,000
48,000	0.77	(a)	02/16/17	05/16/17	47,994,254
65,000	0.77	(a)	02/22/17	02/22/18	65,000,000
25,000	0.78	(a)	02/05/17	02/05/18	25,000,000
40,000	0.78	(a)	03/05/17	06/05/18	39,997,156
30,000	0.79	(a)	02/01/17	03/01/17	30,000,000
18,000	0.79	(a)	02/01/17	05/01/17	18,000,000
15,000	0.80	(a)	03/16/17	03/16/18	15,000,000
30,000	0.80	(a)	01/03/17	08/03/17	30,000,000
35,000	0.81	(a)	01/27/17	10/27/17	34,991,864
5,000	0.81	(a)	02/01/17	11/01/17	5,000,000
43,000	0.82		—	02/08/17	43,000,453
60,000	0.83	(a)	01/04/17	10/04/17	59,997,872
11,875	0.88		—	03/10/17	11,881,383
15,000	0.88	(a)	02/21/17	08/21/17	14,999,048
27,500	0.90	(a)	02/23/17	08/23/17	27,499,178
27,705	0.91	(a)	02/25/17	08/25/17	27,706,519
10,000	0.91	(a)	03/01/17	09/01/17	10,000,000
35,000	0.93	(a)	03/13/17	09/13/17	34,998,755

See Notes to Financial Statements

Active Assets Government Trust

Portfolio of Investments  ■  December 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
$29,000		0.94%		—	03/22/17	$29,000,000
30,000		0.94		—	03/23/17	30,000,000
	Federal Home Loan Mortgage Corporation
8,696		0.51		—	03/21/17	8,686,700
20,000		0.74	(a)	01/20/17	04/20/17	19,999,103
15,000		0.84	(a)	01/08/17	01/08/18	15,000,000
16,000		0.87	(a)	01/21/17	07/21/17	15,999,102
	Federal National Mortgage Association
7,000		0.77		—	01/26/17	7,001,098
25,000		0.85	(a)	01/11/17	01/11/18	25,000,000
	Total U.S. Agency Securities (Cost $2,163,259,489)					2,163,259,489
	U.S. Treasury Securities (8.4%)
60,000	U.S. Treasury Bill (c)	0.67			06/29/17	59,805,300
	U.S. Treasury Notes
20,000		0.50			07/31/17	19,976,373
20,000		0.56			03/31/17	20,021,136
25,000		0.63			05/31/17	25,001,216
65,000		0.63			07/31/17	64,971,209
30,000		0.75			06/30/17	30,013,955
45,000		1.88			08/31/17	45,328,538
20,000		2.38			07/31/17	20,188,889
49,000		2.50			06/30/17	49,437,997
85,000		2.75			05/31/17	85,750,317
40,000		4.75			08/15/17	40,979,401
	Total U.S. Treasury Securities (Cost $461,474,331)					461,474,331
	Total Investments (Cost $5,506,733,820) (d)				99.9%	5,506,733,820
	Other Assets in Excess of Liabilities				0.1	3,965,417
	Net Assets				100.0%	$5,510,699,237

  (a)  Rate shown is the rate in effect at December 31, 2016.

  (b)  Date of next interest rate reset.

  (c)  Rate shown is the yield to maturity at December 31, 2016.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

Active Assets Government Trust

Financial Statements

Statement of Assets and Liabilities December 31, 2016 (unaudited)

Assets:
Investments in securities, at value (cost $5,506,733,820, including value of repurchase agreements of $2,882,000,000)	$5,506,733,820
Cash	506,091
Receivable for:
Shares of beneficial interest sold	64,710,581
Interest	4,115,936
Prepaid expenses and other assets	106,856
Total Assets	5,576,173,284
Liabilities:
Payable for:
Shares of beneficial interest redeemed	64,710,581
Advisory fee	491,177
Administration fee	245,588
Accrued expenses and other payables	26,701
Total Liabilities	65,474,047
Net Assets	$5,510,699,237
Composition of Net Assets:
Paid-in-capital	$5,510,709,961
Accumulated undistributed net investment income	6,844
Accumulated net realized loss	(17,568)
Net Assets	$5,510,699,237
Class S Shares+:
Net Assets	$5,510,699,237
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,510,698,310
Net Asset Value Per Share	$1.00

+ Effective September 29, 2016, the existing class was re-designated as Class S shares.

See Notes to Financial Statements

Active Assets Government Trust

Financial Statements continued

Statement of Operations For the six months ended December 31, 2016 (unaudited)

Net Investment Income:
Interest Income	$10,741,646
Expenses
Advisory fee (Note 3)	2,290,165
Administration fee (Note 3)	1,145,083
Professional fees	45,924
Custodian fees	41,218
Registration fees	38,551
Trustees' fees and expenses	21,902
Shareholder reports and notices	13,791
Transfer and sub transfer agent fees (Note 4)	10,284
Other	23,552
Total Expenses	3,630,470
Less: reimbursement of custodian fees (Note 5)	(13,089)
Net Expenses	3,617,381
Net Investment Income	7,124,265
Net Realized Gain	1,773
Net Increase	$7,126,038

See Notes to Financial Statements

Active Assets Government Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2016	FOR THE YEAR ENDED JUNE 30, 2016
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$7,124,265	$3,138,467
Net realized gain	1,773	869
Net Increase	7,126,038	3,139,336
Dividends and Distributions to Shareholders From:
Class S shares+
Net investment income	(7,124,265)	(3,138,467)
Net realized gain	(19,341)	—
Total Dividends and Distributions	(7,143,606)	(3,138,467)
Net increase from transactions in shares of beneficial interest	2,847,566,905	748,555,592
Net Increase	2,847,549,337	748,556,461
Net Assets:
Beginning of period	2,663,149,900	1,914,593,439
End of Period (Including accumulated undistributed net investment income of $6,844 and $6,844)	$5,510,699,237	$2,663,149,900

+ Effective September 29, 2016, the existing class was re-designated as Class S shares.

See Notes to Financial Statements

Active Assets Government Trust

Notes to Financial Statements  ■  December 31, 2016 (unaudited)

1. Organization and Accounting Policies

Active Assets Government Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and commenced operations on November 4, 2002.

Effective September 29, 2016, the existing class was re-designated as Class S shares.

The Securities and Exchange Commission ("SEC") has adopted changes to the rules that govern money market funds. The Fund operates as a "government money market fund," which allow the Fund to continue to seek a stable Net Asset Value ("NAV"). The Fund will also be exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of

Active Assets Government Trust

Notes to Financial Statements  ■  December 31, 2016 (unaudited) continued

default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

F. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination

Active Assets Government Trust

Notes to Financial Statements  ■  December 31, 2016 (unaudited) continued

may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$2,882,000,000	$—	$2,882,000,000
U.S. Agency Securities	—	2,163,259,489	—	2,163,259,489
U.S. Treasury Securities	—	461,474,331	—	461,474,331
Total Assets	$—	$5,506,733,820	$—	$5,506,733,820

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2016, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Adviser"), the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Active Assets Government Trust

Notes to Financial Statements  ■  December 31, 2016 (unaudited) continued

The Fund's Adviser/Administrator has contractually agreed to assume all operating expenses of the Fund (except for brokerage fees) to the extent that such expenses on an annualized basis exceeds 0.20% of the average daily net assets of the Fund. This arrangement had no effect during the most recent fiscal period.

In addition, the Adviser/Administrator have agreed to waive all or a portion of the Fund's s advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's Prospectus or until such time that the Fund's Board of Trustees, (the "Trustees"), act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

4. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

5. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

In December 2015, the Fund's Custodian announced that it had identified inconsistencies in the way in which clients were invoiced for out-of-pocket expenses from 1998 until November 2015. The dollar amount difference between what was charged and what should have been charged, plus interest, was paid back to the Fund in September 2016 as a reimbursement. The Custodian reimbursed the Fund directly, which was recognized as a change in accounting estimate and was reflected as "Reimbursement of custodian fees" in the Statement of Operations.

Active Assets Government Trust

Notes to Financial Statements  ■  December 31, 2016 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2016	FOR THE YEAR ENDED JUNE 30, 2016
	(unaudited)
Shares sold	13,633,247,301	9,870,735,587
Shares issued in reinvestment of dividends and distributions	7,143,606	3,138,467
	13,640,390,907	9,873,874,054
Shares redeemed	(10,792,824,002)	(9,125,318,462)
Net increase in shares outstanding	2,847,566,905	748,555,592

7. Transactions with Affiliates

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended December 31, 2016, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in

Active Assets Government Trust

Notes to Financial Statements  ■  December 31, 2016 (unaudited) continued

"Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 DISTRIBUTIONS PAID FROM:		2015 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME
$3,137,888	$579	$191,702

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a distribution reclass and deferred compensation, resulted in the following reclassifications among the components of net assets at June 30, 2016:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$275	$(275)	$—

At June 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$15,878	$—

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are

Active Assets Government Trust

Notes to Financial Statements  ■  December 31, 2016 (unaudited) continued

offset, such gains will not be distributed to the shareholders. During the year ended June 30, 2016, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $594.

9. Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

10. Other

At December 31, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 99.5%.

11. Accounting Pronouncements

In December 2016, FASB issued Accounting Standards update 2016-19 — Technical Corrections and Improvements ("ASU 2016-19"), which is effective for interim periods for all entities beginning after December 15, 2016. ASU 2016-19 includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. That amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. Although still evaluating the potential impacts of ASU 2016-19 to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Active Assets Government Trust

Notes to Financial Statements  ■  December 31, 2016 (unaudited) continued

In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Active Assets Government Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JUNE 30,
	MONTHS ENDED
	DECEMBER 31, 2016(1)		2016		2015		2014		2013		2012
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.002		0.001		0.000	(2)	0.000	(2)	0.000	(2)	0.000	(2)
Less dividends and distributions from net investment income	(0.002	) (3)	(0.001)		(0.000	) (2)	(0.000	) (2)	(0.000	) (2)(3)	(0.000	) (2)(3)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.16	%(4)	0.13%		0.01%		0.01%		0.02%		0.01%
Ratios to Average Net Assets:
Net expenses	0.16	%(5)	0.15	%(6)	0.10	%(6)	0.08	%(6)	0.14	%(6)	0.11	%(6)
Net investment income	0.32	%(5)	0.14	%(6)	0.01	%(6)	0.01	%(6)	0.02	%(6)	0.01	%(6)
Supplemental Data:
Net assets, end of period, in millions	$5,511		$2,663		$1,915		$1,991		$2,379		$1,469

  (1)  Refer to Note 5 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The amount of the reimbursement was immaterial and did not have an impact on the annualized expenses and net investment income ratios of the Fund.

  (2)  Amount is less than $0.001.

  (3)  Includes capital gain distribution of less than $0.001.

  (4)  Not annualized.

  (5)  Annualized.

  (6)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2016	0.16%	0.13%
June 30, 2015	0.17	(0.06)
June 30, 2014	0.18	(0.09)
June 30, 2013	0.17	(0.01)
June 30, 2012	0.17	(0.05)

See Notes to Financial Statements

Active Assets Government Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

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•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday-Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

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Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

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Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 16, 2017